Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consulting and professional fees	$ 954	$ 567	$ 719
Research and development	0	80
Payroll and related benefits	3,493	24	28
Other	155	12	85
Accrued expenses and other current liabilities	$ 4,602	$ 683	$ 832